Notes to the Consolidated Statement of Cash Flows - Summary of Major Non-cash Transactions (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Additions to right-of-use assets and lease liabilities	¥ 24,434
Finance Lease obligations incurred for acquisition of aircraft		¥ 7,945	¥ 6,865